Statement of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[2]
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year	$ 316	$ 646	$ 1,009	[1]
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:	(27)	(22)	38
Exchange differences on translation of foreign operations	(27)	(22)	38
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:	(47)	(83)	86
Exchange differences on translation of non-foreign operations	(1)	(3)	(16)
Net (loss) gain on equity investments	(50)	(73)	98
Actuarial (loss) gain recognised	(10)	(1)	10
Deferred taxation thereon	14	(6)	(6)
Other comprehensive (loss) income for the year, net of tax	(74)	(105)	124
Total comprehensive income for the year, net of tax	242	541	1,133
Equity shareholders
Comprehensive income from continuing operations, attributable to owners of parent	223	517	1,159
Comprehensive income from discontinued operations, attributable to owners of parent	0	0	(44)
Non-controlling interests
Comprehensive income from continuing operations, attributable to non-controlling interests	$ 19	$ 24	$ 18

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.